Supplementary Financial Statement Information (Details) - Schedule of Selling, Marketing, General and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Statement Information (Details) - Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	$ 326,375	$ 317,956	$ 289,985
Wages and related expenses [Member]
Supplementary Financial Statement Information (Details) - Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	223,351	214,118	200,435
Depreciation and amortization [Member]
Supplementary Financial Statement Information (Details) - Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	51,632	49,556	46,479
Subcontractors [Member]
Supplementary Financial Statement Information (Details) - Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	11,271	11,701	10,746
Advertising [Member]
Supplementary Financial Statement Information (Details) - Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	16,959	19,412	15,598
Maintenance and other expenses [Member]
Supplementary Financial Statement Information (Details) - Schedule of Selling, Marketing, General and Administrative Expenses [Line Items]
Total Selling, marketing, general and administrative expenses	$ 23,162	$ 23,169	$ 16,727